SCHEDULE OF DISAGGREGATION OF REVENUES (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Disaggregation of Revenue [Line Items]
Total revenues	$ 2,719,840	$ 3,768,598
Patient Care Services [Member]
Disaggregation of Revenue [Line Items]
Total revenues	2,616,018	3,505,283
Product Retail Sales [Member]
Disaggregation of Revenue [Line Items]
Total revenues	71,712	263,315
Service Affiliate Agreements [Member]
Disaggregation of Revenue [Line Items]
Total revenues	$ 32,110